INCOME TAX (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income Taxes [Line Items]
Income (loss) before income taxes	$ (7,158)	$ (20,063)	$ 14,962	$ (49,726)
Ireland [Member]
Income Taxes [Line Items]
Income (loss) before income taxes	(11,278)		(16,317)
France [Member]
Income Taxes [Line Items]
Income (loss) before income taxes	(1,123)		9,113
United States [Member]
Income Taxes [Line Items]
Income (loss) before income taxes	$ 5,242		$ 22,166